Debt - Debt Maturities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 511,937
2026	1,114,080
2027	572,058
2028	776,614
2029	2,739,848
2030 and thereafter	1,943,163
Total debt outstanding	$ 7,657,700